Goodwill - Key Assumptions Used in Estimation of Value in Use (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Goodwill
Pre-tax discount rate	16.10%	13.20%
Terminal value growth rate	1.90%	1.40%
Revenue growth rate (average of next five years)	15.00%	21.80%
Cash flow projection period	5 years
Recoverable amount of asset or cash-generating unit	¥ 19,363,000	¥ 10,741,000